Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Change in fair value (gain)	$ (61)	$ (16,167)
Change in fair value (gain)	61	16,167
Forward Purchase Agreement Derivative Liabilities [Member]
Class of Warrant or Right [Line Items]
Change in fair value (gain)	696	(14,765)
Forward purchase contract derivative liability		25,009
Change in fair value (gain)	$ (696)	$ 14,765